SUBSEQUENT EVENTS	1 Months Ended
Aug. 12, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 8 – SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to August 31, 2022 the date that the financial statements were available to be issued. Other than as described in these financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.